FINANCIAL INSTRUMENTS - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Senior notes	$ 800,000,000
First Senior Notes
Derivative [Line Items]
Senior notes	800,000,000	$ 800,000,000
First Senior Notes | Level 2
Derivative [Line Items]
Senior notes	785,700,000	772,600,000
Second Senior Notes
Derivative [Line Items]
Senior notes	200,000,000	200,000,000
Second Senior Notes | Level 2
Derivative [Line Items]
Senior notes	206,400,000	203,500,000
Term Loan | Term Loan One
Derivative [Line Items]
Unsecured term loan remaining	300,000,000	$ 450,000,000
Term Loan | Term Loan One | Interest rate
Derivative [Line Items]
Hedge against interest rate variability	290,375,000
Foreign Exchange Contract Operating Exposure
Derivative [Line Items]
Notional value of outstanding forward contracts	$ 139,100,000
Foreign Exchange Contract Operating Exposure | Maximum
Derivative [Line Items]
Maturity of foreign currency derivatives from period-end	5 years